Net loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Net loss per share
Schedule of basic and diluted net loss per share

	Year ended December 31,
	2022	2021	2020
Numerator for basic and diluted net loss per share:
Net loss for the year	$(8,706,015)	$(19,678,749)	$(11,145,306)
Denominator for basic net loss per share:
Weighted average number of common shares outstanding	31,648,001	26,448,594	18,080,533
Effect of potential dilutive securities	—	—	—
Adjusted denominator for diluted net loss per share	31,648,001	26,448,594	18,080,533
Basic net loss per share	$(0.28)	$(0.74)	$(0.62)
Diluted net loss per share	$(0.28)	$(0.74)	$(0.62)